Real Estate Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Real Estate Charges [Abstract]
Real Estate Charges
5.	Real Estate Charges

During 2010, we performed a comprehensive review of our real estate requirements in New York in connection with our workforce reductions commencing in 2008. As a result, during 2010 we decided to sub-lease over 380,000 square feet in New York (in excess of 80% of this space has been sublet) and largely consolidate our New York-based employees into two office locations from three.

During the third quarter of 2012, in an effort to further reduce our global real estate footprint, we completed a comprehensive review of our worldwide office locations and began implementing a global space consolidation plan. As a result, our intention is to sub-lease approximately 510,000 square feet of office space (nearly 50% of this space has been sublet), over 70% of which is New York office space (in addition to the 380,000 square foot space reduction in 2010), with the remainder composed of office space in England, Australia and various U.S. locations. We expect that the actions we are taking to vacate and market space for sublease will result over time in non-cash real estate charges of $225 million to $250 million, with $202.6 million of the charges having been recorded during 2012. These charges are in addition to the earlier non-cash real estate charges for New York City office space we recorded (related to the 380,000 square foot space reduction in 2010).

During the first nine months of 2013, we recorded real estate charges of $26.7 million, composed of $16.1 million resulting from a change in estimates relating to previously recorded real estate charges ($15.8 million relates to the 2010 and 2012 plans and $0.3 million to other real estate charges), $0.2 million for the write-off of leasehold improvements, furniture and equipment relating to the 2012 plan and new real estate charges of $10.4 million ($1.5 million relates to the 2012 plan, $5.3 million relates to other real estate charges and $3.6 million relating to the write-off of leasehold improvements, furniture and equipment).

The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Nine Months Ended September 30, 2013	Twelve Months Ended December 31, 2012
	(in thousands)

Balance as of beginning of period	$238,784	$71,164
Expense incurred	17,388	181,589
Deferred rent	327	27,000
Payments made	(48,636)	(42,833)
Interest accretion	3,398	1,864
Balance as of end of period	$211,261	$238,784

3. Real Estate Charges

Since the fourth quarter of 2008, we consistently have taken steps to reduce our cost structure, including headcount reductions, and the consolidation of office locations, in response to declines in our AUM and fee revenues.

During 2010, we performed a comprehensive review of our real estate requirements in New York in connection with our workforce reductions commencing in 2008. As a result, during 2010 we decided to sub-lease over 380,000 square feet in New York (approximately 80% of this space has been sublet) and largely consolidate our New York-based employees into two office locations from three. We recorded pre-tax real estate charges of $101.7 million in 2010 that reflected the net present value of the difference between the amount of our ongoing contractual operating lease obligations for this space and our estimate of current market rental rates ($76.2 million), as well as the write-off of leasehold improvements, furniture and equipment related to this space ($25.5 million). We periodically review the assumptions and estimates we used in recording these charges.

During 2011, we recorded pre-tax real estate charges totaling $7.2 million for our office space in London, England, New York and other U.S. locations. The London charge was $8.8 million, consisting of a $5.8 million payment to the party to which the lease was assigned, as well as the write-off of $3.0 million of leasehold improvements, furniture and equipment related to the space. We also wrote off an additional $1.5 million of leasehold improvements, furniture and equipment related to the New York space and had miscellaneous charges of $0.4 million. These charges were offset by a $3.5 million credit we recorded in 2011 due to changes in estimates of our 2010 charge.

During the first six months of 2012, we recorded pre-tax real estate charges totaling $16.1 million, reflecting $8.8 million resulting from the abandonment of our leased New York City Data Center office space and $7.3 million resulting from a change in estimates relating to previously recorded real estate charges. The New York City Data Center charge consisted of the net present value of the difference between the amount of ongoing contractual operating lease obligations for this space and our estimate of current market rental rates ($7.1 million) and the write-off of leasehold improvements, furniture and equipment related to this space ($1.7 million).

During the third quarter of 2012, in an effort to further reduce our global real estate footprint, we completed a comprehensive review of our worldwide office locations and began implementing a global space consolidation plan. As a result, our intention is to sub-lease approximately 510,000 square feet of office space, over 70% of which is New York office space (in addition to the 380,000 square feet written-off in 2010), with the remainder comprised of office space in London, England, Melbourne, Australia and various U.S. locations. We expect that the actions we are taking to vacate and market space for sublease will result over time in projected non-cash real estate charges of $225 million to $250 million, with the bulk of the charges having occurred in the third and fourth quarters of 2012. These charges are in addition to the earlier non-cash real estate charges for New York City office space we recorded, and they did not affect our third and fourth quarter 2012 distributions.

During the third quarter of 2012, we recorded pre-tax real estate charges of $168.1 million, reflecting the net present value of the difference between the amount of our ongoing contractual operating lease obligations for this space and our estimate of current market rental rates ($131.8 million), as well as the write-off of leasehold improvements, furniture and equipment related to this space ($31.3 million), and changes in estimates relating to previously recorded real estate charges ($5.0 million).

During the fourth quarter of 2012, we recorded pre-tax real estate charges of $38.9 million, reflecting the net present value of the difference between the amount of our ongoing contractual operating lease obligations for this space and our estimate of current market rental rates ($32.0 million), as well as the write-off of leasehold improvements, furniture and equipment related to this space ($8.4 million), offset by changes in estimates relating to previously recorded real estate charges of ($1.5 million).

The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Years Ended December 31,
	2012	2011
	(in thousands)

Balance as of January 1,	$71,164	$89,793
Expense (credit) incurred	181,589	(3,506)
Deferred rent	27,000	2,288
Payments made	(42,833)	(18,696)
Interest accretion	1,864	1,285
Balance as of end of period	$238,784	$71,164